Trade Payables - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Payables [Line Items]
Trade Payables Balances With Related Companies Amount	¥ 9,155,000
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Trade Payables [Line Items]
Trade payables settlement period	1 day
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Trade Payables [Line Items]
Trade payables settlement period	30 days